Note 17 - Financial Instruments (Details) - Foreign Exchange Rates	Nov. 30, 2015 USD ($)	Nov. 30, 2015 CAD	Nov. 30, 2014 USD ($)	Nov. 30, 2014 CAD
Note 17 - Financial Instruments (Details) - Foreign Exchange Rates [Line Items]
FX rates used to translate to U.S.	1.3353	1.3353	1.1440	1.1440
Assets
Asset reporting currency denominated value	$ 86,944	CAD 116,096	$ 446,205	CAD 510,459
Liabilities
Liability reporting currency denominated value	1,238,923	1,654,332	534,833	611,849
Net exposure	(1,151,979)	(1,538,236)	(88,628)	(101,390)
Cash [Member]
Assets
Asset reporting currency denominated value	86,944	116,096	446,205	510,459
Accounts Payable [Member]
Liabilities
Liability reporting currency denominated value	1,027,631	1,372,196	331,306	379,014
Employee Cost Payable [Member]
Liabilities
Liability reporting currency denominated value	175,172	233,906	181,204	207,297
Due to Related Party [Member]
Liabilities
Liability reporting currency denominated value	$ 36,120	CAD 48,231	$ 22,323	CAD 25,538